Marketable Securities	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
MARKETABLE SECURITIES

NOTE 5:- MARKETABLE SECURITIES

The Group invests in marketable debt instruments which were measured at fair value through profit or loss, and in marketable debt instruments, which are measured at fair value through other comprehensive income. The following is a summary of the Group’s marketable securities:

a.	Composition:

	December 31,
	2018	2017
Short-term:
Fair value through profit or loss (1)	1,156	1,209
Fair value through other comprehensive income	8,757	12,929
Total short-term marketable securities	$9,913	$14,138

Total marketable securities	$9,913	$14,138

(1)	The Group recognized gains (losses) from marketable securities classified as held for trading (until December 31, 2017) or debt instruments measured at fair value through profit or loss (commencing from January 1, 2018) in amounts of $136, ($149) and $53 during the years ended December 31, 2016, 2017 and 2018, respectively.

b.	The following is a summary of debt instruments which the Group measures at fair value through other comprehensive income:

	December 31,
	2018				2017
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value
Commercial bonds	$8,851	$(94)	-	$8,757	$12,987	$(58)	$-	$12,929

In 2016, 2017 and 2018, the Group received proceeds from sales and maturity of debt instruments at fair value through other comprehensive income of $16,541, $39,594 and $4,000 and recorded related net gains (losses) of ($16), $94 and $0 in profit or loss under financial income (expenses), respectively.

The amortized costs of debt instruments at fair value through other comprehensive income as of December 31, 2018, by contractual maturities, are shown below:

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$3,326	$-	$(21)	$3,305
Due after one year through three years	$5,525	$-	$(73)	$5,452
	$8,851	$-	$(94)	$8,757

The following is the change in the gross other comprehensive income from marketable securities during 2017 and 2018:

Other comprehensive income

Other comprehensive income from debt instruments at fair value through other comprehensive income as of January 1, 2017	167

Unrealized gain from available-for-sale securities	188
Realized gain reclassified into profit or loss	(94)
Other comprehensive income from debt instruments at fair value through other comprehensive income as of December 31, 2017	$261

Unrealized loss from debt instruments at fair value through other comprehensive income	(37)

Other comprehensive income from debt instruments at fair value through other comprehensive income as of December 31, 2018	$224